INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

Significant components of deferred tax assets were as follows:

	June 30,	December 31,
	2026	2025
	(Unaudited)
Deferred tax assets
Net operating loss carryforward in the United States	69,427	261
Valuation allowance	(69,427)	(261)
Net deferred tax asset	-	-